Tax Expense Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Taxes [Line Items]
Current Tax	¥ 198,841	$ 30,561	¥ 166,564	¥ 136,700
Deferred Tax	244	38	(8,567)	(6,813)
Total	¥ 199,085	$ 30,599	¥ 157,997	¥ 129,887